INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2019	2018

Investments in:
Publicly traded companies	1,831	1,051
Private companies	107	145
Investments, measured at FVTOCI	1,938	1,196
Investments, associates and joint ventures	892	938

Total investments	2,830	2,134

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2019	2018

Current assets	491	489
Long-term assets	3,501	3,303
Current liabilities	(906)	(740)
Long-term liabilities	(1,407)	(1,258)

Total net assets	1,679	1,794

Our share of net assets	851	935

Revenue	2,314	1,903
Expenses	(2,366)	(1,902)

Net (loss) income	(52)	1

Our share of net (loss) income	(24)	—

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2019	2018

Current assets	491	489
Long-term assets	3,501	3,303
Current liabilities	(906)	(740)
Long-term liabilities	(1,407)	(1,258)

Total net assets	1,679	1,794

Our share of net assets	851	935

Revenue	2,314	1,903
Expenses	(2,366)	(1,902)

Net (loss) income	(52)	1

Our share of net (loss) income	(24)	—